Share-Based Compensation Expense - Fair Value of Options Granted - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Compensation Plan [Member] | Elan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.10%	60.10%	49.30%	66.00%
Risk-free interest rate	0.90%	0.90%	1.70%	2.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average fair value	$ 6.66	$ 6.66	$ 2.99	$ 3.86